Application of New and Amended International Financial Reporting Standards - Summary of Lease Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Presentation Of Leases For Lessee [Abstract]
The future aggregate minimum lease payments of non-cancellable operating lease on December 31, 2018			$ 10,558
Less: Recognition exemption for leases of low-value assets		$ (3)
Undiscounted amount on January 1, 2019		10,555
Discounted lease liabilities using the incremental borrowing rate on January 1, 2019		10,340
Lease liabilities recognized on January 1, 2019	$ 9,758	$ 10,340